FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	$ 4,605	$ 2,939
Not later than one month [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	4,121	2,572
Later than one month and not later than two months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	389	455
Later than two months and not later than three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	150	(99)
Later than three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	$ (55)	$ 11